PREMISES AND EQUIPMENT, NET (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PREMISES AND EQUIPMENT, NET
Beginning Balance	$ 6,727,066	$ 5,100,652
Additions	1,522,986	2,665,432
Expenses depreciation and impairment	(640,856)	(564,132)
Disposals	(103,552)	(103,610)
Assets classified as held for sale and other assets	(806,365)	(510,309)
Effect of changes in foreign exchange rate	(176,745)	139,033
Ending Balance	6,522,534	6,727,066
Contractual commitments	4,025	3,816
Premises and equipment pledged as collateral	0	0
Fully depreciated property and equipment that is still in use	673,376	714,734
Temporarily idle premises and equipment	79,644	75,473
Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	2,710,073	2,563,392
Additions	299,734	354,492
Expenses depreciation and impairment	(205,503)	(204,713)
Disposals	(43,868)	(68,388)
Assets classified as held for sale and other assets	(58,437)	(73,743)
Effect of changes in foreign exchange rate	(176,745)	139,033
Ending Balance	2,525,254	2,710,073
Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	4,016,993	2,537,260
Additions	1,223,252	2,310,940
Expenses depreciation and impairment	(435,353)	(359,419)
Disposals	(59,684)	(35,222)
Assets classified as held for sale and other assets	(747,928)	(436,566)
Ending Balance	3,997,280	4,016,993
Cost
PREMISES AND EQUIPMENT, NET
Beginning Balance	9,166,204	7,211,551
Additions	1,522,986	2,665,432
Disposals	(245,728)	(270,266)
Assets classified as held for sale and other assets	(1,035,484)	(721,293)
Effect of changes in foreign exchange rate	(345,850)	280,780
Ending Balance	9,062,128	9,166,204
Cost | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	4,294,739	3,974,878
Additions	299,734	354,492
Disposals	(161,985)	(227,726)
Assets classified as held for sale and other assets	(42,407)	(87,685)
Effect of changes in foreign exchange rate	(345,850)	280,780
Ending Balance	4,044,231	4,294,739
Cost | Premises and equipment for own use | Land
PREMISES AND EQUIPMENT, NET
Beginning Balance	605,713	551,484
Additions	3,750	34,151
Disposals	(3,738)	(3,773)
Assets classified as held for sale and other assets	(39,665)	(17,068)
Effect of changes in foreign exchange rate	(48,655)	40,919
Ending Balance	517,405	605,713
Cost | Premises and equipment for own use | Construction in progress
PREMISES AND EQUIPMENT, NET
Beginning Balance	51,839	37,040
Additions	46,846	24,643
Disposals		(17,714)
Effect of changes in foreign exchange rate	(15,052)	7,870
Ending Balance	83,633	51,839
Cost | Premises and equipment for own use | Buildings
PREMISES AND EQUIPMENT, NET
Beginning Balance	1,878,689	1,795,240
Additions	25,644	20,789
Disposals	(30,968)	(18,844)
Assets classified as held for sale and other assets	18,311	(43,379)
Effect of changes in foreign exchange rate	(151,671)	124,883
Ending Balance	1,740,005	1,878,689
Cost | Premises and equipment for own use | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	709,894	662,385
Additions	57,565	46,390
Disposals	(29,474)	(42,540)
Assets classified as held for sale and other assets	(6,522)
Effect of changes in foreign exchange rate	(53,325)	43,659
Ending Balance	678,138	709,894
Cost | Premises and equipment for own use | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	1,007,230	881,056
Additions	129,012	191,122
Disposals	(91,096)	(125,436)
Assets classified as held for sale and other assets	2,416
Effect of changes in foreign exchange rate	(73,129)	60,488
Ending Balance	974,433	1,007,230
Cost | Premises and equipment for own use | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	31,713	42,366
Additions	9,967	5,253
Disposals	(6,709)	(18,361)
Assets classified as held for sale and other assets	2,489	(163)
Effect of changes in foreign exchange rate	(3,480)	2,618
Ending Balance	33,980	31,713
Cost | Premises and equipment for own use | Leasehold improvements
PREMISES AND EQUIPMENT, NET
Beginning Balance	9,661	5,307
Additions	26,950	32,144
Disposals		(1,058)
Assets classified as held for sale and other assets	(19,436)	(27,075)
Effect of changes in foreign exchange rate	(538)	343
Ending Balance	16,637	9,661
Cost | Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	4,871,465	3,236,673
Additions	1,223,252	2,310,940
Disposals	(83,743)	(42,540)
Assets classified as held for sale and other assets	(993,077)	(633,608)
Ending Balance	5,017,897	4,871,465
Cost | Premises and equipment in operating leases | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	2,091	2,091
Ending Balance	2,091	2,091
Cost | Premises and equipment in operating leases | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	150,969	121,071
Additions	66,833	45,690
Disposals	(4,463)	(6,001)
Assets classified as held for sale and other assets	14,822	(9,791)
Ending Balance	228,161	150,969
Cost | Premises and equipment in operating leases | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	4,718,405	3,113,511
Additions	1,156,419	2,265,250
Disposals	(79,280)	(36,539)
Assets classified as held for sale and other assets	(1,007,899)	(623,817)
Ending Balance	4,787,645	4,718,405
Accumulated depreciation
PREMISES AND EQUIPMENT, NET
Beginning Balance	(2,439,138)	(2,110,899)
Expenses depreciation and impairment	(636,376)	(560,596)
Disposals	137,696	163,120
Assets classified as held for sale and other assets	229,119	210,984
Effect of changes in foreign exchange rate	169,105	(141,747)
Ending Balance	(2,539,594)	(2,439,138)
Accumulated depreciation | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	(1,584,666)	(1,411,486)
Expenses depreciation and impairment	(203,046)	(201,177)
Disposals	115,660	155,802
Assets classified as held for sale and other assets	(16,030)	13,942
Effect of changes in foreign exchange rate	169,105	(141,747)
Ending Balance	(1,518,977)	(1,584,666)
Accumulated depreciation | Premises and equipment for own use | Buildings
PREMISES AND EQUIPMENT, NET
Beginning Balance	(535,550)	(458,784)
Expenses depreciation and impairment	(38,565)	(37,604)
Disposals	10,828	14,939
Assets classified as held for sale and other assets	(11,916)	13,878
Effect of changes in foreign exchange rate	82,007	(67,979)
Ending Balance	(493,196)	(535,550)
Accumulated depreciation | Premises and equipment for own use | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	(432,992)	(388,005)
Expenses depreciation and impairment	(44,238)	(44,958)
Disposals	25,956	29,759
Effect of changes in foreign exchange rate	35,757	(29,788)
Ending Balance	(415,517)	(432,992)
Accumulated depreciation | Premises and equipment for own use | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	(595,991)	(545,954)
Expenses depreciation and impairment	(114,887)	(114,099)
Disposals	73,226	106,367
Assets classified as held for sale and other assets	(4,100)
Effect of changes in foreign exchange rate	49,316	(42,305)
Ending Balance	(592,436)	(595,991)
Accumulated depreciation | Premises and equipment for own use | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	(19,506)	(18,233)
Expenses depreciation and impairment	(5,331)	(4,484)
Disposals	5,650	4,721
Assets classified as held for sale and other assets	(14)	64
Effect of changes in foreign exchange rate	1,895	(1,574)
Ending Balance	(17,306)	(19,506)
Accumulated depreciation | Premises and equipment for own use | Leasehold improvements
PREMISES AND EQUIPMENT, NET
Beginning Balance	(627)	(510)
Expenses depreciation and impairment	(25)	(32)
Disposals		16
Effect of changes in foreign exchange rate	130	(101)
Ending Balance	(522)	(627)
Accumulated depreciation | Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	(854,472)	(699,413)
Expenses depreciation and impairment	(433,330)	(359,419)
Disposals	22,036	7,318
Assets classified as held for sale and other assets	245,149	197,042
Ending Balance	(1,020,617)	(854,472)
Accumulated depreciation | Premises and equipment in operating leases | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	(360)	(106)
Expenses depreciation and impairment	(254)	(254)
Ending Balance	(614)	(360)
Accumulated depreciation | Premises and equipment in operating leases | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	(66,577)	(46,884)
Expenses depreciation and impairment	(49,364)	(32,482)
Disposals	3,855	4,618
Assets classified as held for sale and other assets	16,448	8,171
Ending Balance	(95,638)	(66,577)
Accumulated depreciation | Premises and equipment in operating leases | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	(787,535)	(652,423)
Expenses depreciation and impairment	(383,712)	(326,683)
Disposals	18,181	2,700
Assets classified as held for sale and other assets	228,701	188,871
Ending Balance	(924,365)	(787,535)
Accumulated impairment
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(4,480)	(3,536)
Disposals	4,480	3,536
Accumulated impairment | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(2,457)	(3,536)
Disposals	2,457	3,536
Accumulated impairment | Premises and equipment for own use | Construction in progress
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment		(3,536)
Disposals		$ 3,536
Accumulated impairment | Premises and equipment for own use | Buildings
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(153)
Disposals	153
Accumulated impairment | Premises and equipment for own use | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(797)
Disposals	797
Accumulated impairment | Premises and equipment for own use | Computer equipment
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(1,507)
Disposals	1,507
Accumulated impairment | Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(2,023)
Disposals	2,023
Accumulated impairment | Premises and equipment in operating leases | Vehicles
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(2,023)
Disposals	$ 2,023